Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Creek Road Miners Inc [Member]
Schedule of Components of Lease Expenses	The following table presents lease expense for the following years:
	For the Years Ended December 31,
	2022	2021
Operating lease	$32,604	$89,956